Supplemental Guarantor Condensed Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Supplemental Guarantor Condensed Consolidating Financial Statements

15. SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued $575.0 million and $100.0 million of 10.875% Notes in November 2007 and January 2010, respectively, $300.0 million of 9.75% Notes in October 2010, $300.0 million of 7.75% Notes in April 2011 and $230.0 million of 8.75% Notes in March 2012. DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations or engaging in any business activity.

The 8.75% Notes are jointly and severally, fully and unconditionally guaranteed, on a senior secured basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 10.875% Notes and 7.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by the Guarantors. The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee the notes. The Guarantors also unconditionally guarantee the Amended Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations for the periods presented.

DJO Finance LLC

Unaudited Condensed Consolidating Balance Sheets

As of September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$20,513	$1,680	$16,056	$(24)	$38,225
Accounts receivable, net	—	125,112	35,044	—	160,156
Inventories, net	—	119,944	29,628	(5,771)	143,801
Deferred tax assets, net	—	43,502	268	—	43,770
Prepaid expenses and other current assets	29	18,558	4,035	512	23,134

Total current assets	20,542	308,796	85,031	(5,283)	409,086
Property and equipment, net	—	93,240	12,270	(580)	104,930
Goodwill	—	1,150,269	108,413	(28,741)	1,229,941
Intangible assets, net	—	1,031,162	28,774	—	1,059,936
Investment in subsidiaries	1,297,699	1,686,366	78,501	(3,062,566)	—
Intercompany receivables	1,077,460	—	—	(1,077,460)	—
Other non-current assets	42,859	3,657	1,636	(4)	48,148

Total assets	$2,438,560	$4,273,490	$314,625	$(4,174,634)	$2,852,041

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$48,397	$9,667	$11	$58,075
Current portion of debt and capital lease obligations	8,608	6	—	—	8,614
Other current liabilities	44,730	58,817	26,259	1,111	130,917

Total current liabilities	53,338	107,220	35,926	1,122	197,606
Long-term debt and capital lease obligations	2,156,863	—	—	—	2,156,863
Deferred tax liabilities, net	—	241,888	9,923	(527)	251,284
Intercompany payables, net	—	863,971	142,934	(1,006,905)	—
Other long-term liabilities	—	13,712	1,475	—	15,187

Total liabilities	2,210,201	1,226,791	190,258	(1,006,310)	2,620,940
Noncontrolling interests	—	—	2,742	—	2,742
Total membership equity	228,359	3,046,699	121,625	(3,168,324)	228,359

Total liabilities and equity	$2,438,560	$4,273,490	$314,625	$(4,174,634)	$2,852,041

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$241,368	$60,905	$(28,287)	$273,986
Cost of sales (exclusive of amortization of intangible assets of $9,837)	—	97,277	41,764	(30,744)	108,297

Gross profit	—	144,091	19,141	2,457	165,689
Operating expenses:
Selling, general and administrative	—	91,661	19,080	(6)	110,735
Research and development	—	6,735	1,203	—	7,938
Amortization of intangible assets	—	23,507	980	—	24,487

	—	121,903	21,263	(6)	143,160

Operating income (loss)	—	22,188	(2,122)	2,463	22,529
Other income (expense):
Interest expense	(46,386)	—	(25)	—	(46,411)
Interest income	4	36	6	—	46
Loss on modification and extinguishment of debt	—	—	—	—	—
Other income (expense), net	—	625	1,245	—	1,870
Intercompany income (expense)	—	366	(407)	41	—
Equity in income (loss) of subsidiaries, net	23,821	—	—	(23,821)	—

	(22,561)	1,027	819	(23,780)	(44,495)

(Loss) income before income taxes	(22,561)	23,215	(1,303)	(21,317)	(21,966)
Income tax (provision) benefit	—	605	(1,174)	—	(569)

Net (loss) income	(22,561)	23,820	(2,477)	(22,317)	(22,535)
Net income attributable to noncontrolling interests	—	—	(27)	—	(27)

Net (loss) income attributable to DJOFL	$(22,561)	$23,820	$(2,504)	$(21,317)	$(22,562)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Nine Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$726,719	$195,903	$(83,712)	$838,910
Cost of sales (exclusive of amortization of intangible assets of $29,513)	—	290,889	132,130	(94,685)	328,334

Gross profit	—	435,830	63,773	10,973	510,576
Operating expenses:
Selling, general and administrative	—	281,024	61,589	4	342,617
Research and development	—	18,346	3,349	—	21,695
Amortization of intangible assets	—	70,523	2,982	—	73,505

	—	369,893	67,920	4	437,817

Operating income (loss)	—	65,937	(4,147)	10,969	72,759
Other income (expense):
Interest expense	(134,829)	—	(70)	—	(134,899)
Interest income	14	72	65	—	151
Loss on modification and extinguishment of debt	(9,398)	—	—		(9,398)
Other income (expense), net	—	2,493	438	—	2,931
Intercompany income (expense)	—	728	(661)	(67)	—
Equity in income (loss) of subsidiaries, net	72,099	—	—	(72,099)	—

	(72,114)	3,293	(228)	(72,116)	(141,215)

(Loss) income before income taxes	(72,114)	69,230	(4,375)	(61,197)	(68,456)
Income tax benefit (provision)	—	1,381	(4,425)	—	(3,044)

Net (loss) income	(72,114)	70,611	(8,800)	(61,197)	(71,500)
Net income attributable to noncontrolling interests	—	—	(614)	—	(614)

Net (loss) income attributable to DJOFL	$(72,114)	$70,611	$(9,414)	$(61,197)	$(72,114)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 29, 2012

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(72,114)	$70,611	$(8,800)	$(61,197)	$(71,500)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	19,063	3,883	(273)	22,673
Amortization of intangible assets	—	70,523	2,982	—	73,505
Amortization of debt issuance costs and non-cash interest expense	7,729	—	—	—	7,729
Stock-based compensation expense	—	3,563	—	—	3,563
Loss on modification and extinguishment of debt	9,398	—	—	—	9,398
Loss on disposal of assets, net	—	485	451	—	936
Deferred income tax benefit	—	(1,247)	(62)	(527)	(1,836)
Provision for doubtful accounts and sales returns	—	16,281	161	—	16,442
Inventory reserves	—	4,198	242	—	4,440
Equity in (income) loss of subsidiaries, net	(72,099)	—	—	72,099	—
Changes in operating assets and liabilities:
Accounts receivable	—	(16,296)	(1,381)	—	(17,677)
Inventories	—	(12,871)	6,175	(9,872)	(16,568)
Prepaid expenses and other assets	131	(2,856)	(886)	(59)	(3,670)
Accounts payable and other current liabilities	23,867	345	(3,533)	3,189	23,868

Net cash (used in) provided by operating activities	(103,088)	151,799	(768)	3,360	51,303
Cash Flows from Investing Activities:
Purchases of property and equipment	—	(19,921)	(3,519)	(8)	(23,448)
Other investing activities, net	—	(656)	—	—	(656)

Net cash used in investing activities	—	(20,577)	(3,519)	(8)	(24,104)
Cash Flows from Financing Activities:
Intercompany	137,154	(131,288)	(2,489)	(3,377)	—
Proceeds from issuance of debt	751,700	—	—	—	751,700
Repayments of debt and capital lease obligations	(754,792)	(32)	—	—	(754,824)
Payment of debt issuance costs	(25,234)	—	—	—	(25,234)
Investment by parent	1,000	—	—	—	1,000

Net cash provided by (used in) financing activities	109,828	(131,320)	(2,489)	(3,377)	(27,358)
Effect of exchange rate changes on cash and cash equivalents	—	—	215	—	215

Net (decrease) increase in cash and cash equivalents	6,740	(98)	(6,561)	(25)	56
Cash and cash equivalents at beginning of period	13,773	1,778	22,617	1	38,169

Cash and cash equivalents at end of period	$20,513	$1,680	$16,056	$(24)	$38,225

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Net sales	$—	$222,120	$60,319	$(19,321)	$263,118
Cost of sales (exclusive of amortization of intangible assets of $9,688)	—	90,555	37,788	(20,880)	107,463

Gross profit	—	131,565	22,531	1,559	155,655
Operating expenses:
Selling, general and administrative	—	94,502	21,352	—	115,854
Research and development	—	5,546	931	—	6,477
Amortization of intangible assets	—	23,328	1,107	—	24,435

	—	123,376	23,390	—	146,766

Operating income (loss)	—	8,189	(859)	1,559	8,889
Other income (expense):
Interest expense	(42,756)	—	(8)	—	(42,764)
Interest income	3	17	57	—	77
Other income, net	—	(1,820)	(4,184)	—	(6,004)
Intercompany income (expense)	—	664	1,211	(1,875)	—
Equity in income of subsidiaries, net	16,989	—	—	(16,989)	—

	(25,764)	(1,139)	(2,924)	(18,864)	(48,691)

(Loss) income before income taxes	(25,764)	7,050	(3,783)	(17,305)	(39,802)
Income tax benefit (provision)	—	15,306	(875)	(335)	14,096

Net (loss) income	(25,764)	22,356	(4,658)	(17,640)	(25,706)
Net income attributable to noncontrolling interests	—	—	(58)	—	(58)

Net (loss) income attributable to DJOFL	$(25,764)	$22,356	$(4,716)	$(17,640)	$(25,764)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Nine Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$654,999	$194,502	$(58,886)	$790,615
Cost of sales (exclusive of amortization of intangible assets of $28,831)	—	264,678	124,189	(77,158)	311,709

Gross profit	—	390,321	70,313	18,272	478,906
Operating expenses:
Selling, general and administrative	—	292,764	68,997	—	361,761
Research and development	—	16,496	3,225	—	19,721
Amortization of intangible assets	—	66,129	3,244	—	69,373

	—	375,389	75,466	—	450,855

Operating income (loss)	—	14,932	(5,153)	18,272	28,051
Other income (expense):
Interest expense	(126,173)	(10)	(137)	—	(126,320)
Interest income	10	111	119	—	240
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income, net	—	396	(1,947)	—	(1,551)
Intercompany income (expense)	10,625	(8,134)	(468)	(2,023)	—
Equity in income of subsidiaries, net	51,345	—	—	(51,345)	—

	(66,258)	(7,637)	(2,433)	(53,368)	(129,696)

(Loss) income before income taxes	(66,258)	7,295	(7,586)	(35,096)	(101,645)
Income tax benefit (provision)	—	40,559	(4,650)	146	36,055

Net (loss) income	(66,258)	47,854	(12,236)	(34,950)	(65,590)
Net income attributable to noncontrolling interests	—	—	(668)	—	(668)

Net (loss) income attributable to DJOFL	$(66,258)	$47,854	$(12,904)	$(34,950)	$(66,258)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended October 1, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(66,258)	$47,854	$(12,236)	$(34,950)	$(65,590)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	17,281	4,091	(67)	21,305
Amortization of intangible assets	—	66,129	3,244	—	69,373
Amortization of debt issuance costs and non-cash interest expense	6,270	—	—	—	6,270
Stock-based compensation expense	—	1,700	—	—	1,700
Loss on disposal of assets, net	—	391	292	—	683
Deferred income tax benefit	(1,925)	(40,267)	(736)	(146)	(43,074)
Provision for doubtful accounts and sales returns	—	20,105	334	—	20,439
Inventory reserves	—	4,609	878	—	5,487
Equity in income of subsidiaries, net	(51,345)	—	—	51,345	—
Changes in operating assets and liabilities:
Accounts receivable	—	(15,822)	(993)	—	(16,815)
Inventories	—	(7,759)	6,263	(9,629)	(11,125)
Prepaid expenses and other assets	79	3,295	(1,239)	142	2,277
Accounts payable and other current liabilities	37,273	4,014	7,399	502	49,188

Net cash (used in) provided by operating activities	(75,906)	101,530	7,297	7,197	40,118
Cash Flows from Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(24,917)	(4,087)	(213)	(29,217)
Other investing activities, net	—	(1,484)	5	—	(1,479)

Net cash used in investing activities	—	(344,070)	(4,082)	(213)	(348,365)
Cash Flows from Financing Activities:
Intercompany	(237,398)	243,762	609	(6,973)	—
Proceeds from issuance of debt	400,000	—	—	—	400,000
Repayments of debt and capital lease obligations	(83,586)	(32)	(2)	—	(83,620)
Payment of debt issuance costs	(7,612)	—	—	—	(7,612)
Investment by parent	3,176	—	—	—	3,176
Repurchase of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(682)	—	(682)

Net cash provided by (used in) financing activities	74,580	241,730	(75)	(6,973)	309,262
Effect of exchange rate changes on cash and cash equivalents	—	—	176	—	176

Net (decrease) increase in cash and cash equivalents	(1,326)	(810)	3,316	11	1,191
Cash and cash equivalents at beginning of period	16,601	621	20,910	—	38,132

Cash and cash equivalents at end of period	$15,275	$(189)	$24,226	$11	$39,323

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,773	$1,778	$22,617	$1	$38,169
Accounts receivable, net	—	125,097	33,885	—	158,982
Inventories, net	—	97,516	20,719	10,464	128,699
Deferred tax assets, net	—	43,190	268	—	43,458
Prepaid expenses and other current assets	160	15,001	3,186	444	18,791

Total current assets	13,933	282,582	80,675	10,909	388,099
Property and equipment, net	—	94,904	13,070	(866)	107,108
Goodwill	—	1,150,269	107,344	(28,835)	1,228,778
Intangible assets, net	—	1,101,314	31,380	—	1,132,694
Investment in subsidiaries	1,297,699	1,686,366	72,514	(3,056,579)	—
Intercompany receivables	1,138,947	—	—	(1,138,947)	—
Other assets	33,971	2,655	1,557	(2)	38,181

Total assets	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$47,049	$10,872	$5	$57,926
Current portion of debt and capital lease obligations	8,782	38	—	—	8,820
Other current liabilities	20,864	56,509	24,805	521	102,699

Total current liabilities	29,646	103,596	35,677	526	169,445
Long-term debt and capital leases obligations	2,159,091	—	—	—	2,159,091
Deferred tax liabilities, net	—	242,237	9,957	—	252,194
Intercompany payables, net	—	996,889	142,058	(1,138,947)	—
Other long-term liabilities	—	14,689	1,485	—	16,174

Total liabilities	2,188,737	1,357,411	189,177	(1,138,421)	2,596,904
Noncontrolling interests	—	—	2,143	—	2,143
Total membership equity	295,813	2,960,679	115,220	(3,075,899)	295,813

Total liabilities and equity	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

21.	SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued the 10.875% Notes with an aggregate principal amount of $575.0 million and $100.0 million on November 20, 2007 and January 20, 2010, respectively. On October, 2010, DJOFL and DJO Finco issued $300.0 million aggregate principal amount of 9.75% Notes, and used a portion of the proceeds to repurchase $200.0 million aggregate principal amount of 11.75% Notes, which were issued on November 3, 2006. DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations, or engaging in any business activity. The 10.875% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee our notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010, and 2009.

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,773	$1,778	$22,617	$1	$38,169
Accounts receivable, net	—	125,097	33,885	—	158,982
Inventories, net	—	97,516	20,719	10,464	128,699
Deferred tax assets, net	—	43,190	268	—	43,458
Prepaid expenses and other current assets	160	15,001	3,186	444	18,791

Total current assets	13,933	282,582	80,675	10,909	388,099
Property and equipment, net	—	94,904	13,070	(866)	107,108
Goodwill	—	1,150,269	107,344	(28,835)	1,228,778
Intangible assets, net	—	1,101,314	31,380	—	1,132,694
Investment in subsidiaries	1,297,699	1,686,366	72,514	(3,056,579)	—
Intercompany receivables	1,138,947	—	—	(1,138,947)	—
Other assets	33,971	2,655	1,557	(2)	38,181

Total assets	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$47,049	$10,872	$5	$57,926
Current portion of debt and capital lease obligations	8,782	38	—	—	8,820
Other current liabilities	20,864	56,509	24,805	521	102,699

Total current liabilities	29,646	103,596	35,677	526	169,445
Long-term debt and capital leases obligations	2,159,091	—	—	—	2,159,091
Deferred tax liabilities, net	—	242,237	9,957	—	252,194
Intercompany payables, net	—	996,889	142,058	(1,138,947)	—
Other long-term liabilities	—	14,689	1,485	—	16,174

Total liabilities	2,188,737	1,357,411	189,177	(1,138,421)	2,596,904
Noncontrolling interests	—	—	2,143	—	2,143
Total membership equity	295,813	2,960,679	115,220	(3,075,899)	295,813

Total liabilities and equity	$2,484,550	$4,318,090	$306,540	$(4,214,320)	$2,894,860

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$893,036	$263,908	$(82,174)	$1,074,770
Cost of sales (exclusive of amortization of intangible assets of $38,668)	—	360,601	168,307	(110,770)	418,138

Gross profit	—	532,435	95,601	28,596	656,632
Operating expenses:
Selling, general and administrative	—	394,588	92,496	—	487,084
Research and development	—	23,050	3,800	—	26,850
Amortization of intangible assets	—	89,637	4,320	—	93,957
Impairment of goodwill and intangible assets	—	141,006	—	—	141,006

	—	648,281	100,616	—	748,897

Operating (loss) income	—	(115,846)	(5,015)	28,596	(92,265)

Other income (expense):
Interest expense	(169,117)	(22)	(193)	—	(169,332)
Interest income	14	127	204	—	345
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income (expense), net	—	986	(3,745)	(55)	(2,814)
Intercompany income (expense), net	10,625	18,126	(18,381)	(10,370)	—
Equity in loss of subsidiaries, net	(53,926)	—	—	53,926	—

	(214,469)	19,217	(22,115)	43,501	(173,866)

(Loss) income before income taxes	(214,469)	(96,629)	(27,130)	72,097	(266,131)
Income tax benefit (provision)	—	57,173	4,775	(146)	52,544

Net (loss) income	(214,469)	(39,456)	(31,905)	72,243	(213,587)
Net income attributable to noncontrolling interests	—	—	(882)	—	(882)

Net income (loss) attributable to DJOFL	$(214,469)	$(39,456)	$(32,787)	$72,243	$(214,469)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(214,469)	$(39,456)	$(31,905)	$72,243	$(213,587)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	23,231	5,083	(1,020)	27,294
Amortization of intangible assets	—	89,637	4,320	—	93,957
Amortization of debt issuance costs and non-cash interest expense	8,476	—	—	—	8,476
Stock-based compensation expense	—	2,701	—	—	2,701
Loss on disposal of assets, net	—	7,434	438	(3,487)	4,385
Impairment of goodwill and intangible assets	—	141,006	—	—	141,006
Deferred income tax (benefit) expense	(2,599)	(56,651)	(1,224)	(146)	(60,620)
Equity in loss of subsidiaries, net	53,926	—	—	(53,926)	—
Provision for doubtful accounts and sales returns	—	31,000	673	—	31,673
Inventory reserves	—	6,798	908	—	7,706
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(30,398)	(1,833)	—	(32,231)
Inventories	—	(7,631)	6,402	(11,961)	(13,190)
Prepaid expenses and other assets	(17)	7,351	(1,090)	2,191	8,435
Accounts payable and other current liabilities	5,336	3,877	13,062	(4,675)	17,602

Net cash provided by (used in) operating activities	(149,347)	178,899	(5,166)	(781)	23,605
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(33,673)	(5,536)	(188)	(39,397)
Other investing activities, net	—	(1,603)	7	—	(1,596)

Net cash used in investing activities	—	(352,945)	(5,529)	(188)	(358,662)
Cash Flows From Financing Activities:
Intercompany	(191,181)	177,245	12,966	970	—
Proceeds from issuance of debt	439,000	—	—	—	439,000
Repayments of debt and capital lease obligations	(96,782)	(42)	(2)	—	(96,826)
Payment of debt issuance costs	(7,694)	—	—	—	(7,694)
Investment by parent	3,176	—	—	—	3,176
Cancellation of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(1,366)	—	(1,366)

Net cash provided by (used in) financing activities	146,519	175,203	11,598	970	334,290
Effect of exchange rate changes on cash and cash equivalents	—	—	804	—	804

Net increase (decrease) in cash and cash equivalents	(2,828)	1,157	1,707	1	37
Cash and cash equivalents, beginning of year	16,601	621	20,910	—	38,132

Cash and cash equivalents, end of year	$13,773	$1,778	$22,617	$1	$38,169

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	75,929	29,611	(11,080)	94,460
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419

Total current assets	16,763	254,804	86,614	(8,586)	349,595
Property and equipment, net	—	85,856	13,357	(5,553)	93,660
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807

Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287

Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712

Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139

Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$830,186	$276,295	$(140,508)	$965,973
Cost of sales (exclusive of amortization of intangible assets of $36,343)	—	304,206	177,592	(136,528)	345,270

Gross profit	—	525,980	98,703	(3,980)	620,703
Operating expenses:
Selling, general and administrative	—	353,854	79,554	—	433,408
Research and development	—	18,062	3,830	—	21,892
Amortization of intangible assets	—	73,560	3,963	—	77,523

	—	445,476	87,347	—	532,823

Operating income	—	80,504	11,356	(3,980)	87,880
Other income (expense):
Interest expense	(154,823)	(51)	(307)	—	(155,181)
Interest income	9	191	110	—	310
Loss on modification and extinguishment of debt	(19,798)	—	—	—	(19,798)
Other income (expense), net	—	2,567	(1,708)	—	859
Intercompany income (expense), net	75,099	(34,980)	2,302	(42,421)	—
Equity in income of subsidiaries, net	46,981	—	—	(46,981)	—

	(52,532)	(32,273)	397	(89,402)	(173,810)

(Loss) income before income taxes	(52,532)	48,231	11,753	(93,382)	(85,930)
Income tax benefit (provision)	—	39,791	(5,536)	—	34,255

Net (loss) income	(52,532)	88,022	6,217	(93,382)	(51,675)
Net income attributable to noncontrolling interests	—	—	(857)	—	(857)

Net (loss) income attributable to DJOFL	$(52,532)	$88,022	$5,360	$(93,382)	$(52,532)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(52,532)	$88,022	$6,217	$(93,382)	$(51,675)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	21,403	4,713	(120)	25,996
Amortization of intangible assets	—	73,560	3,963	—	77,523
Amortization of debt issuance costs and non-cash interest expense	13,272	—	—	—	13,272
Stock-based compensation expense	—	1,888	—	—	1,888
Loss on disposal of assets, net	—	1,918	551	(402)	2,067
Deferred income tax (benefit) expense	—	(85,634)	45,947	—	(39,687)
Equity in income of subsidiaries, net	(46,981)	—	—	46,981	—
Provision for doubtful accounts and sales returns	—	31,918	1,159	—	33,077
Inventory reserves	—	5,890	706	—	6,596
Loss on modification and extinguishment of debt	19,798	—	—	—	19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(31,619)	(1,486)	—	(33,105)
Inventories	—	(4,081)	(7,449)	(2,378)	(13,908)
Prepaid expenses and other assets	—	25,457	(30,294)	—	(4,837)
Accounts payable and other current liabilities	(12,653)	101	1,141	—	(11,411)

Net cash (used in) provided by operating activities	(79,096)	128,823	25,168	(49,301)	25,594

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(26,111)	(4,233)	3,097	(27,247)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,045)	—	—	(2,045)
Other investing activities, net	—	1,180	(2,083)	—	(903)

Net cash used in investing activities	—	(26,976)	(6,316)	3,097	(30,195)

Cash Flows From Financing Activities:
Intercompany	85,871	(102,826)	(29,249)	46,204	—
Proceeds from issuance of debt	447,000	—	130	—	447,130
Repayments of debt and capital lease obligations	(433,891)	(17,278)	13,802	—	(437,367)
Payment of debt issuance costs	(10,282)	—	—	—	(10,282)
Investment by parent	—	1,489	—	—	1,489
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(557)	—	(557)

Net cash provided by (used in) financing activities	88,698	(118,615)	(15,874)	46,204	413
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,291)	—	(2,291)

Net increase (decrease) in cash and cash equivalents	9,602	(16,768)	687	—	(6,479)
Cash and cash equivalents, beginning of year	6,999	17,389	20,223	—	44,611

Cash and cash equivalents, end of year	$16,601	$621	$20,910	$—	$38,132

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$804,912	$268,644	$(127,430)	$946,126
Cost of sales (exclusive of amortization of intangible assets of $37,884)	—	290,097	175,464	(126,842)	338,719

Gross profit	—	514,815	93,180	(588)	607,407

Operating expenses:
Selling, general and administrative	—	343,574	76,201	983	420,758
Research and development	—	20,712	2,828	—	23,540
Amortization of intangible assets	—	74,433	2,821	—	77,254
Impairment of intangible assets	—	6,998	—	—	6,998

	—	445,717	81,850	983	528,550

Operating income	—	69,098	11,330	(1,571)	78,857

Other income (expense):
Interest expense	(156,228)	(635)	(169)	—	(157,032)
Interest income	7	677	349		1,033
Other income, net	—	4,817	1,256	—	6,073
Intercompany income (expense), net	131,911	38,335	(2,778)	(167,468)	—
Equity in loss of subsidiaries, net	(26,123)	—	—	26,123	—

	(50,433)	43,194	(1,342)	(141,345)	(149,926)

(Loss) income from continuing operations before income taxes	(50,433)	112,292	9,988	(142,916)	(71,069)
Income tax benefit	—	23,555	1,876	(3,753)	21,678

(Loss) income from continuing operations	(50,433)	135,847	11,864	(146,669)	(49,391)

Loss from discontinued operations, net	—	(319)	—	—	(319)

Net (loss) income	(50,433)	135,528	11,864	(146,669)	(49,710)
Net income attributable to noncontrolling interests	—	—	(723)	—	(723)

Net (loss) income attributable to DJOFL	$(50,433)	$135,528	$11,141	$(146,669)	$(50,433)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(50,433)	$135,528	$11,864	$(146,669)	$(49,710)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	23,400	4,992	(496)	27,896
Amortization of intangible assets	—	74,433	2,821	—	77,254
Amortization of debt issuance costs and non-cash interest expense	12,679	—	—	—	12,679
Stock-based compensation expense	—	3,382	—	—	3,382
Loss on disposal of assets, net	—	455	651	(142)	964
Impairment of intangible assets	—	6,998	—	—	6,998
Deferred income tax benefit	—	(26,474)	(3,228)	6,012	(23,690)
Equity in loss of subsidiaries, net	26,123	—	—	(26,123)	—
Provision for doubtful accounts and sales returns	—	34,175	729	—	34,904
Inventory reserves	—	6,894	568	—	7,462
Gain on sales of product lines	—	(3,058)	—	—	(3,058)
Gain on disposal of discontinued operations	—	(496)	—	103	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(17,962)	2,806	—	(15,156)
Inventories	—	(3,958)	(705)	2,795	(1,868)
Prepaid expenses and other assets	141	17,353	(13,718)	(338)	3,438
Accounts payable and other current liabilities	(2,962)	(6,143)	(4,456)	253	(13,308)

Net cash provided by (used in) operating activities	(14,452)	244,527	2,324	(164,605)	67,794

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(24,601)	(5,961)	1,690	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,580)	(10,506)	—	(13,086)
Proceeds received upon disposition of discontinued operations, net	—	21,846	—	—	21,846
Other investing activities, net	—	4,112	—	—	4,112

Net cash used in investing activities	—	(1,223)	(16,467)	1,690	(16,000)

Cash Flows From Financing Activities:
Intercompany	56,101	(240,224)	21,208	162,915	—
Proceeds from issuance of debt	68,000	12	248	—	68,260
Repayments of debt and capital lease obligations	(102,650)	(76)	(795)	—	(103,521)

Net cash provided by (used in) financing activities	21,451	(240,288)	20,661	162,915	(35,261)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,405)	—	(2,405)

Net increase in cash and cash equivalents	6,999	3,016	4,113	—	14,128
Cash and cash equivalents, beginning of year	—	14,373	16,110	—	30,483

Cash and cash equivalents, end of year	$6,999	$17,389	$20,223	$—	$44,611